SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
Dec. 31, 2012
Equipment | Minimum
PROPERTY AND EQUIPMENT
Useful life	3 years
Equipment | Maximum
PROPERTY AND EQUIPMENT
Useful life	10 years
Buildings and improvements | Maximum
PROPERTY AND EQUIPMENT
Useful life	30 years